Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,549,000
Previously Paid Amount	0.00
Total Fee Amount	3,804.52
Total Offset Amount	0.00
Net Fee	3,804.52
Narrative - Max Aggregate Offering Price	$ 27,549,000
Final Prospectus	true